CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Convertible notes	$ 29,481	$ 0
Non-current [Abstract]
Convertible notes	1,356,332	1,061,796
2017 Convertible Notes [Member]
Current [Abstract]
Convertible notes	29,481	0
Non-current [Abstract]
Convertible notes	0	636,716
2018 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	453,215	425,080
2019 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	$ 903,117	$ 0